Description of Organization, Business Operations and Basis of Presentation - Additional Information (Detail) - USD ($)			3 Months Ended			9 Months Ended			12 Months Ended
	Mar. 09, 2021	Jan. 22, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 07, 2021	Jan. 13, 2021	Aug. 05, 2019
Deferred underwriting fees			$ 3,469,000			$ 3,469,000	$ 3,469,000		$ 0
Share Price			$ 0.005			$ 0.005	$ 0.005		$ 0.005		$ 8.67
Common stock par value per share			0.000001			$ 0.000001	$ 0.000001		$ 0.000001	$ 0.000001
cash used in operating activities							$ 22,099,000	$ 4,320,000	$ 9,146,000	$ 10,928,000
Net losses							4,801,000	(27,653,000)	$ 6,957,000	$ (787,000)
Changes in fair value of warrant liability							$ (3,480,000)	$ 0
VPC Impact Acquisition Holdings III, Inc [Member]
Gross proceeds from units issued	$ 253,765,980					$ 253,765,980
Proceeds from warrants issued						$ 7,650,320
Stock issued, transaction costs	14,386,571
Underwriting fees	5,075,320
Deferred underwriting fees	8,881,809	$ 100,000
Other offering costs	429,442
Shares issued, price per share			$ 10.00			$ 10.00	$ 10.00
Percentage Of Assets Held in Trust Account		80.00%	80.00%			80.00%	80.00%
Percent Of Shares Restricted For Redemption		15.00%	15.00%			15.00%	15.00%
Minimum Net Tangible Assets Required For Business Combination		$ 5,000,001	$ 5,000,001			$ 5,000,001	$ 5,000,001
Percent of Shares Redeemable		100.00%	100.00%			100.00%	100.00%
Interest On Dissolution Expenses		$ 100,000				$ 100,000
Common stock par value per share		$ 0.0001
Aggregate merger consideration						1,500,000
Business acquisition equity value						10.00
Due to Related Parties, Current			$ 300,000			300,000	$ 300,000
Cash		$ 0	119,603			119,603	119,603					$ 0
Offering costs paid by Sponsor in exchange for issuance of founder shares		$ 25,000				25,000
Working capital			1,231,127			1,231,127	1,231,127
Period to complete business combination from closing of initial public offering		24 months
cash used in operating activities		$ 0				2,050,955
Net losses		$ 604	2,676,840	$ 3,478,664	$ 1,650,406	7,805,910
interest earned on marketable securities held in the Trust Account						16,166
Changes in fair value of warrant liability			1,360,659			3,819,820
Transaction costs allocated to warrant liabilities			0			600,571
Changes in operating assets and liabilities						$ 1,350,730
Term of restricted investments						185 days
Marketable securities held in the trust account			$ 253,782,146			$ 253,782,146	$ 253,782,146
Dave Inc [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Aggregate merger consideration						$ 3,500,000,000
Business acquisition share value per share			$ 10.00			$ 10.00	$ 10.00
Chief Financial Officer [Member] | Dave Inc [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Business acquisition share value per share			1.50			1.50	1.50
Class A [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Common stock par value per share		$ 0.0001	$ 0.0001			$ 0.0001	0.0001
Net losses			$ 2,141,472			$ 5,990,311
Trust Account member [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Share Price		$ 10.00	$ 10.00			$ 10.00	10.00
Minimum [Member]
Shares issued, price per share													$ 0.935
Share Price			$ 3.273			$ 3.273	$ 3.273		$ 3.273
Minimum [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Equity Method Investment, Ownership Percentage		50.00%	50.00%			50.00%	50.00%
Share Price		$ 10.00	$ 10.00			$ 10.00	$ 10.00
Minimum [Member] | Trust Account member [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Share Price		$ 10.00	10.00			$ 10.00	10.00
IPO [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Number of units issued	25,376,598
Gross proceeds from units issued	$ 253,765,980
Shares issued, price per share	$ 10.00
Private Placement Warrants [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Number of warrants issued	5,100,214
Number of warrants issued, price per share	$ 1.50
Proceeds from warrants issued	$ 7,650,321
Private Placement Warrants [Member] | Sponsor [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Number of warrants issued		4,716,667
Number of warrants issued, price per share		$ 1.50
Over-Allotment Option [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Number of units issued	$ 2,876,598
Proposed Public Offering [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Number of units issued		$ 22,500,000				$ 25,376,598
Shares issued, price per share		$ 10.00	$ 10.00			$ 10.00	$ 10.00
Proposed Public Offering Including Over Allotment Option [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Number of units issued		$ 25,875,000				$ 2,876,598
Private Placement Includes Over Allotment Option [Member] | Sponsor [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Number of warrants issued		5,166,667